Related Party Transactions - Additional Information (Detail)			1 Months Ended	12 Months Ended
	Oct. 01, 2021 USD ($)	Dec. 17, 2020 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) executive	May 25, 2018 USD ($)	Apr. 23, 2018 USD ($)
Related Party Transaction [Line Items]
Operating lease expenses				$ 664,000	$ 0	$ 0
Number of executives obtaining shares in repurchase of equity | executive							2
First Promissory Note
Related Party Transaction [Line Items]
Debt instrument, face amount								$ 100,000
Debt instrument, interest rate stated percentage								2.80%
Second Promissory Note
Related Party Transaction [Line Items]
Debt instrument, face amount								$ 500,000
Debt instrument, interest rate stated percentage								2.80%
ITC Holdings
Related Party Transaction [Line Items]
Operating lease expenses				2,800,000	2,700,000	1,400,000
Payments for repurchase of equity							$ 400,000
Dental Excellence Partners, LLC
Related Party Transaction [Line Items]
Debt instrument, interest rate stated percentage									7.00%
Related party advance due amount									$ 4,500,000
Interest and fee income, loans and leases				300,000	300,000
Allowance for loan and lease losses, write-offs		$ 500,000
Advisory Services Agreement | In Tandem Capital Partners, LLC
Related Party Transaction [Line Items]
Expenses from transactions with related party			$ 300,000
Percentage of EBITDA for the prior calendar year			2.00%
Related party transaction, amounts of transaction				2,300,000	6,300,000	2,800,000
Advisory Services Agreement | Dental Excellence Partners, LLC
Related Party Transaction [Line Items]
Allowance for loan and lease losses, write-offs		400,000
Administrative Service Agreement | Dental Excellence Partners, LLC
Related Party Transaction [Line Items]
Expenses from transactions with related party				4,600,000	2,400,000	1,800,000
Administrative Service Agreement | Dental Excellence Partners, LLC | Fee For Service and Other Revenues
Related Party Transaction [Line Items]
Revenue from related parties				400,000	600,000	600,000
Dental Service Agreement | Care Dental Group, LLC
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction				300,000	700,000	300,000
Related party transaction, fees per						15
Humana Relationships | Humana
Related Party Transaction [Line Items]
Expenses from transactions with related party				0
Debt instrument, face amount					60,000,000
Deferred rent credit					13,500,000
Operating lease expenses				500,000	$ 200,000
Humana Relationships | Humana | Minimum
Related Party Transaction [Line Items]
Debt instrument, interest rate stated percentage					8.00%
Humana Relationships | Humana | Maximum
Related Party Transaction [Line Items]
Debt instrument, interest rate stated percentage					10.00%
Humana Relationships | Humana | Thirdparty Medical Costs
Related Party Transaction [Line Items]
Expenses from transactions with related party				249,800,000	$ 175,400,000
Revenue from related parties				308,300,000	235,500,000
General Contractor Agreements | Chief Executive Officer
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction				7,900,000	7,300,000	5,500,000
Other Service Provided | Chief Executive Officer
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction				$ 1,300,000	$ 600,000	$ 600,000
Other Service Provided | Dental Excellence Partners, LLC
Related Party Transaction [Line Items]
Allowance for loan and lease losses, write-offs		$ 100,000
Asset Purchase Agreement | Aguilar Medcare Associates
Related Party Transaction [Line Items]
Purchase price of asset acquisition	$ 3,000,000.0
Asset Purchase Agreement | Aguilar Medcare Associates | Dr. Richard Aguilar
Related Party Transaction [Line Items]
Issuance of equity in connection with acquisitions	$ 1,500,000